Consolidated Statement of Changes in Equity - AUD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Beginning balance at Jun. 30, 2016	$ 18,837	$ 147,641	$ 2,565	$ (131,369)
Profit (loss) after income tax	(5,690)			(5,690)
Other comprehensive income- Foreign exchange translation reserve	34		34
Total comprehensive Profit/(Loss) for the year attributable to the owners of Benitec Biopharma Limited	(5,656)		34	(5,690)
Contributions of equity, net of transaction costs	7,939	7,939
Share-based payments	386		386
Transfer of expired share-based payments			(1,311)	1,311
Ending balance at Jun. 30, 2017	21,506	155,580	1,674	(135,748)
Profit (loss) after income tax	(11,640)			(11,640)
Other comprehensive income- Foreign exchange translation reserve	(63)		(63)
Total comprehensive Profit/(Loss) for the year attributable to the owners of Benitec Biopharma Limited	(11,703)		(63)	(11,640)
Contributions of equity, net of transaction costs	8,507	8,507
Share-based payments	434		434
Transfer of expired share-based payments			(553)	553
Ending balance at Jun. 30, 2018	18,744	164,087	1,492	(146,835)
Profit (loss) after income tax	4,094			4,094
Other comprehensive income- Foreign exchange translation reserve	(117)		(117)
Total comprehensive Profit/(Loss) for the year attributable to the owners of Benitec Biopharma Limited	3,977		(117)	4,094
Share-based payments	939		939
Transfer of expired share-based payments			(1,483)	1,483
Ending balance at Jun. 30, 2019	$ 23,660	$ 164,087	$ 831	$ (141,258)